Employees' Stock Incentive Plans (Tables)	12 Months Ended
Dec. 28, 2019
Share-based Payment Arrangement [Abstract]
Weighted Average Black-Scholes Fair Value Assumptions
We use the Black-Scholes model to estimate the fair value of stock option grants. Our weighted average Black-Scholes fair value assumptions were:

	December 28, 2019	December 29, 2018	December 30, 2017
Risk-free interest rate	1.46%	2.75%	2.25%
Expected term	6.5 years	7.5 years	7.5 years
Expected volatility	31.2%	21.3%	19.6%
Expected dividend yield	5.3%	3.6%	2.8%
Weighted average grant date fair value per share	$4.11	$10.26	$14.24

Schedule of Stock Option Activity and Related Information
Our stock option activity and related information was:

	Number of Stock Options	Weighted Average Exercise Price (per share)	Aggregate Intrinsic Value (in millions)	Average Remaining Contractual Term
Outstanding at December 29, 2018	18,259,965	$44.64
Granted	1,880,648	25.41
Forfeited	(1,771,653)	66.89
Exercised	(730,460)	23.81
Outstanding at December 28, 2019	17,638,500	41.22	$42	4 years
Exercisable at December 28, 2019	11,539,568	33.89	51	3 years

Schedule of Unvested Stock Options and Related Information
Our unvested stock options and related information was:

	Number of Stock Options	Weighted Average Grant Date Fair Value (per share)
Unvested options at December 29, 2018	7,767,917	$10.16
Granted	1,880,648	4.11
Vested	(2,140,396)	7.12
Forfeited	(1,409,237)	11.51
Unvested options at December 28, 2019	6,098,932	9.04

Schedule of RSU Activity and Related Information
Our RSU activity and related information was:

	Number of Units	Weighted Average Grant Date Fair Value (per share)
Outstanding at December 29, 2018	2,338,958	$68.49
Granted	8,091,999	25.77
Forfeited	(959,485)	50.16
Vested	(75,563)	76.38
Outstanding at December 28, 2019	9,395,909	33.51

Schedule of PSU Activity and Related Information
Our PSU activity and related information was:

	Number of Units	Weighted Average Grant Date Fair Value (per share)
Outstanding at December 29, 2018	3,252,056	$59.24
Granted	4,832,626	25.31
Forfeited	(1,271,023)	54.67
Outstanding at December 28, 2019	6,813,659	36.03

Schedule of Compensation Costs Related to Equity Plans
Equity award compensation cost and the related tax benefit was (in millions):

	December 28, 2019	December 29, 2018	December 30, 2017
Pre-tax compensation cost	$46	$33	$46
Related tax benefit	(9)	(7)	(14)
After-tax compensation cost	$37	$26	$32